Employees	12 Months Ended
Dec. 31, 2024
Employees [Abstract]
EMPLOYEES

7. EMPLOYEES

	Year ended December 31,
	2024 $’000	2023 $’000	2022 $’000
Staff costs comprised:
Directors’ salaries (including bonus)	1,969	929	554
Employees’ wages, salaries and bonus	1,120	1,777	2,014
Social security costs	140	136	135
Recruitment fees	20	24	197
Share based payment (credit) / charge	2,338	1,730	(1,410)
	5,587	4,596	1,490
The average monthly number of employees, including directors, employed by the group during the year was:
Research and development	2	3	3
Corporate and administration	6	6	6
	8	9	9